TRANSACTIONS WITH RELATED PARTIES	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
NOTE 14 -	TRANSACTIONS WITH RELATED PARTIES
	Year ended December 31,
	2011	2010
	U.S. $ in thousands

A. Fees and related benefits and compensation expenses in respect of options granted to a member of the Board who is a related party	150	318

B.	As for transactions with Ramot, see Note 3.